Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)	12 Months Ended
Dec. 31, 2021
Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)
Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)

NOTE 7 – Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)

Vemanti entered into an agreement to lend $200,000 to Fvndit for the purpose of developing a peer-to-peer business lending platform operating in Vietnam. The annual interest rate on the loan is 10.5% payable monthly to Vemanti. On August 12, 2019, Fvndit drew down the full $200,000. The entire loan was subsequently repaid in full in 2020.